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                       [Letterhead of BISYS FUND SERVICES]





August 4, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:   The Bjurman, Barry Funds
               File Nos. 333-16033 and 811-7921
               Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

         This letter is being transmitted by means of electronic submission on behalf of The Bjurman, Barry Funds (the "Fund") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

         Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on July 31, 2006.

         Questions related to this filing should be directed to my attention at
(617) 824-1229.


                                                   Sincerely,



                                                   /s/CHARLES J. DALY
                                                   --------------------------
                                                   Charles J. Daly
                                                   Secretary


cc:    Kathy Pommet
       Dhiya El-Saden, Esq.